Share-based payments - Share option changes and outstanding (Details)							12 Months Ended
	Nov. 16, 2023 Options	Sep. 08, 2023 Options	Jun. 12, 2023 Options	Mar. 22, 2023 Options	Dec. 20, 2022 Options	Aug. 15, 2022 Options	Dec. 31, 2023 Options $ / shares	Dec. 31, 2022 Options $ / shares
Share-based payments
Number of option, Opening Balance | Options							1,511,773	2,092,596
Granted | Options	14,300	7,650	23,450	13,900	4,000	25,200	59,300	29,200
Exercised | Options							(33,799)	(40,542)
Forfeited/expired | Options							(62,465)	(569,481)
Number of option, Ending Balance | Options							1,474,809	1,511,773
Weighted average exercise price, Opening balance | $ / shares							$ 16.07	$ 16.90
Granted | $ / shares							15.42	9.65
Exercised | $ / shares							9.86	8.45
Forfeited/expired | $ / shares							16.13	17.49
Weighted average exercise price, Ending balance | $ / shares							$ 16.19	$ 16.07